Acquisitions of Stork Holding B.V. - Purchase Consideration, Assumed Debt Obligations and Redemption of Assumed Stork Notes (Details) $ in Thousands, € in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 17, 2016 EUR (€)	Mar. 17, 2016 USD ($)	Mar. 01, 2016 EUR (€)	Mar. 01, 2016 USD ($)	Apr. 30, 2016 EUR (€)	Mar. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2017 EUR (€)	Mar. 02, 2016 EUR (€)	Mar. 02, 2016 USD ($)	Mar. 01, 2016 USD ($)
Acquisition
Amount borrowed under credit facility | $									$ 882,142
Stork Notes
Acquisition
Debt outstanding											€ 273	$ 296,000
Outstanding debt redeemed	€ 273	$ 296,000
Redemption premium	€ 7	$ 8,000
Other borrowings | Committed credit line
Acquisition
Maximum borrowing capacity | $								$ 3,500,000
Repayment of outstanding borrowings							€ 125	53,000
Other borrowings | Committed credit line | $1.7 billion Revolving Loan and Letter of Credit Facility
Acquisition
Amount borrowed under credit facility			€ 200	$ 217,000
Maximum borrowing capacity | $								$ 1,700,000					$ 1,700,000
Other borrowings | Committed credit line | Super Senior Revolving Credit Facility
Acquisition
Maximum borrowing capacity			€ 110		€ 110
Repayment of outstanding borrowings					110
Other borrowings | Committed credit line | Super Senior Revolving Credit Facility | Euribor
Acquisition
Margin added to variable rate (as a percent)			3.75%	3.75%
Other borrowings | Committed credit line | April 2016 Revolving Credit Facility due April 2017
Acquisition
Maximum borrowing capacity					€ 125					€ 125
Repayment of outstanding borrowings						€ 53
Other borrowings | Committed credit line | April 2016 Revolving Credit Facility due April 2017 | Euribor
Acquisition
Margin added to variable rate (as a percent)					0.75%
Stork Holding B.V.
Acquisition
Ownership interest acquired (as a percent)			100.00%										100.00%
Total purchase consideration			€ 695	$ 756,000
Cash consideration			276	300,000
Amount paid from cash on hand			76	83,000
Stork Holding B.V. | Certain other outstanding debt obligations
Acquisition
Debt assumed			€ 20	$ 22,000